Income Taxes (Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Domestic	$ (722)	$ 10,574	$ 6,242
Foreign	9,414	1,248	(5,310)
Current Income Tax Expense Benefit	8,692	11,822	932
Deferred:
Domestic	(3,169)	(4,497)	(9,851)
Foreign	(787)	1,948	(527)
Deferred Income Tax Expense Benefit	(3,956)	(2,549)	(10,378)
Total income taxes	$ 4,736	$ 9,273	$ (9,446)